Financial Instruments and Derivatives - Foreign Exchange Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%	10.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%	10.00%
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	CAD 390.1		CAD 357.0
Possible decrease in risk variable, impact on pre-tax earnings	(390.1)		(357.0)
Currency risk | CCS contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(402.5)		(375.3)
Possible decrease in risk variable, impact on pre-tax earnings	CAD 402.5		375.3
Currency risk | Foreign exchange contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings		$ (3.7)	(5.9)
Possible decrease in risk variable, impact on pre-tax earnings		$ 3.7	CAD 5.9